SHARE-BASED PAYMENTS - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Number of options
Number of options, Granted (in shares) | shares	0	0
Number of options, Exercised (in shares) | shares						(12,903,413)
Aggregate intrinsic Value
Number of options, Exercised (in shares) | shares						12,903,413
2008 Plan | Options granted to employees
Number of options
Number of options, Beginning of the year (in shares) | shares	2,791,458	2,791,458
Number of options, Exercised (in shares) | shares	(919,822)	(919,822)
Number of options, Forfeited/Expired (in shares) | shares	(67,180)	(67,180)
Number of options, End of the year (in shares) | shares	1,804,456	1,804,456		2,791,458
Vested and expected to vest, End of the year (in shares) | shares	17,237,326						17,237,326
Exercisable, End of the year (in shares) | shares	1,625,059						1,625,059
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share) | $ / shares	$ 0.75
Weighted-average exercise price, Exercised (in dollars per share) | $ / shares	0.75
Weighted-average exercise price, Forfeited/Expired (in dollars per share) | $ / shares	0.75
Weighted-average exercise price, End of the year (in dollars per share) | $ / shares	0.75		$ 0.75
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share) | $ / shares	0.67
Weighted-average exercise price, Exercisable at end of the year (in dollars per share) | $ / shares	0.75
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share) | $ / shares	6.65
Weighted-average grant-date fair value, Granted (in dollars per share) | $ / shares	0		0		$ 9.55
Weighted-average grant-date fair value, Exercised (in dollars per share) | $ / shares	6.52
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share) | $ / shares	8.21
Weighted-average grant-date fair value, End of the year (in dollars per share) | $ / shares	6.93		$ 6.65
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share) | $ / shares	2.37
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share) | $ / shares	$ 6.71
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)	11 years 18 days	11 years 18 days		12 years 11 months 12 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)	7 years 8 months 1 day	7 years 8 months 1 day
Weighted-average remaining contractual term, Exercisable at end of the year (in years)	10 years 11 months 26 days	10 years 11 months 26 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $	$ 2,329		$ 14,430
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $	23,681
Aggregate intrinsic Value, Exercisable at end of the year | $	2,097
Intrinsic value of options exercised	$ 135,077	¥ 881,376		¥ 860,607		¥ 792,192
Number of options, Exercised (in shares) | shares	919,822	919,822
Weighted average grant-date fair value of equity awards granted | $ / shares	$ 0		$ 0		$ 9.55
Total fair value of the equity awards vested	$ 5,314	¥ 34,671		¥ 48,452		¥ 101,966
2017 Plan | Options granted to employees
Number of options
Number of options, Beginning of the year (in shares) | shares	0	0
Number of options, Granted (in shares) | shares	0	0		0
Number of options, End of the year (in shares) | shares	0	0		0
Vested and expected to vest, End of the year (in shares) | shares	144,723						144,723
Aggregate intrinsic Value
Unrecognized compensation cost	$ 872						¥ 5,690
Estimated weighted-average amortization period	6 months 29 days	6 months 29 days